Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended
	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Income Taxes [Line Items]
Capital losses		$ 184,600,000	$ 184,800,000
Non-capital losses		494,600,000	430,600,000
Unrecognized tax benefits, income tax penalties and interest accrued	4,200,000	2,900,000	3,100,000
Unrecognized tax benefits	17,700,000	15,925,000	15,302,000	16,448,000	15,834,000
Unrecognized tax benefits that would impact effective tax rate	10,300,000
Uncertain tax position, identified and recorded	4,000,000
Unrecognized tax benefits, interest and penalties	1,400,000
Other
Income Taxes [Line Items]
Capital losses		184,600,000	184,800,000
Non-capital losses		242,800,000	152,600,000
LUXEMBOURG
Income Taxes [Line Items]
Non-capital losses		$ 251,800,000	$ 278,000,000